Vanguard Variable Insurance Funds—Conservative Allocation Portfolio
Vanguard Variable Insurance Funds—Moderate Allocation Portfolio
Vanguard Variable Insurance Funds—Total International Stock Market Index Portfolio
Vanguard Variable Insurance Funds—Total Stock Market Index Portfolio
Supplement Dated February 17, 2023, to the Prospectuses and Summary Prospectuses Dated May 2, 2022
Important Changes to Vanguard Variable Insurance Funds—Conservative Allocation Portfolio, Vanguard Variable Insurance Funds—Moderate Allocation Portfolio, Vanguard Variable Insurance Funds—Total International Stock Market Index Portfolio, and Vanguard Variable Insurance Funds—Total Stock Market Index Portfolio

Effective immediately, one or more portfolio managers has been added as a co-portfolio manager for each Portfolio listed in the table below (each, an “impacted Portfolio”, and collectively, the “impacted Portfolios”). The portfolio managers replace William A. Coleman, who had previously co-managed the impacted Portfolios.
Accordingly, all references to Mr. Coleman in the Portfolios’ Prospectuses and Summary Prospectuses are hereby deleted in their entirety. The impacted Portfolios’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes
The following table lists each impacted Portfolio and the corresponding portfolio managers who replace Mr. Coleman:
Portfolio	Portfolio Manager(s)
Conservative Allocation Portfolio	Roger A. Aliaga Diaz, Aurélie Denis, Michael R. Roach
Moderate Allocation Portfolio	Roger A. Aliaga Diaz, Aurélie Denis, Michael R. Roach
Total International Stock Market Index Portfolio	Aurélie Denis
Total Stock Market Index Portfolio	Aurélie Denis

The following replaces William A. Coleman under the heading “Investment Advisor” in the Portfolio Summary section for each impacted Portfolio, as appropriate:
Roger A. Aliaga Diaz, Ph.D., Portfolio Manager at Vanguard. He has co-managed the Portfolio since February 2023.
Aurélie Denis, CFA, Portfolio Manager, Investment Strategy Group, at Vanguard. She has co-managed the Portfolio since February 2023.
Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has co-managed the Portfolio since February 2023.
Prospectus and Summary Prospectus Text Changes
The following replaces William A. Coleman under the heading “Investment Advisor” in the More on the Portfolio(s) section for each impacted Portfolio, as appropriate:
Roger A. Aliaga-Diaz, Ph.D., Portfolio Manager, Investment Strategy Group, at Vanguard. He has been with Vanguard since 2007, has worked in investment management since 2010, has managed investment portfolios since 2023, and has co-managed the Conservative Allocation and Moderate Allocation Portfolios since February 2023. Education: B.A., Universidad Nacional de Córdoba, Argentina; Ph.D., North Carolina State University.
Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2016, has worked in investment management since 2017, has managed investment portfolios since 2023, and has co-managed the Conservative Allocation and Moderate Allocation Portfolios since February 2023. Education: B.S., Pennsylvania State University.

Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 1998, has worked in investment management since 2000, previously managed investment portfolios from 2009-2019, and has co-managed the Conservative Allocation and Moderate Allocation Portfolios since February 2023. Education: B.S., Bloomsburg University of Pennsylvania; M.S., Drexel University.

Prospectus Text Changes for Vanguard Conservative Allocation Portfolio and Vanguard Moderate Allocation Portfolio
The following text is added as the third sentence of the first paragraph under the heading “Investment Advisor” in the More on the Portfolios section:
Vanguard’s Investment Strategy Group establishes and reviews the asset allocation targets of the Portfolios and determines whether any changes are required to best enable each Portfolio to achieve its investment objective. The Equity Index Group implements the asset allocation targets and performs other portfolio management functions for the Portfolios.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 710A 022023
CFA® is a registered trademark owned by CFA Institute.

Vanguard Variable Insurance Funds

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated May 2, 2022
Important Changes to Vanguard Variable Insurance Funds — Conservative Allocation Portfolio and Moderate Allocation Portfolio
Effective immediately, Roger A. Aliaga-Diaz, Aurélie Denis, and Michael R. Roach have been added as co-portfolio managers of the Conservative Allocation Portfolio and Moderate Allocation Portfolio (the Portfolios). They replace William A. Coleman, who had previously co-managed the Portfolios, and join Walter Nejman, who will continue to co-manage the Portfolios. All references to Mr. Coleman in the Statement of Additional Information are herby deleted in their entirety.
The Portfolios’ investment objectives, strategies, and policies remain unchanged.
Important Changes to Vanguard Variable Insurance Funds — Total International Stock Market Index Portfolio and Total Stock Market Index Portfolio
Effective immediately, Aurélie Denis has been added as co-portfolio manager of Total International Stock Market Index Portfolio and Total Stock Market Index Portfolio (the Portfolios). She replaces William A. Coleman, who had previously co-managed the Portfolios, and joins Walter Nejman, who will continue to co-manage the Portfolios.
The Portfolios’ investment objectives, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text is added under the heading “Vlll. Conservative Allocation, Equity Index, Global Bond Index, Mid-Cap Index, Moderate Allocation, Money Market, Real Estate Index, Short-Term Investment-Grade, Total Bond Market Index, Total International Stock Market Index, and Total Stock Market Index Portfolios” on page B-76 as the second sentence of the paragraph following the table:
Vanguard’s Investment Strategy Group establishes and reviews the asset allocation targets of the Conservative Allocation and Moderate Allocation Portfolios and determines whether any changes are required to best enable each Portfolio to achieve its investment objective. The Equity Index Group implements the asset allocation targets and performs other portfolio management functions for the Conservative Allocation and Moderate Allocation Portfolios.

Within the same section, the following text replaces the information on the table for William A. Coleman under the subheading “1. Other Accounts Managed” on page B-78:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Roger A. Aliaga-Diaz[1]	Registered investment companies[2]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Aurélie Denis[3]	Registered investment companies[4]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Michael R. Roach[5]	Registered investment companies[6]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Aliaga-Diaz began co-managing the Funds on February 17, 2023.
2 Information provided as of December 31, 2022.
3 Ms. Denis began co-managing the Funds on February 17, 2023.
4 Information provided as of December 31, 2022.
5 Mr. Roach began co-managing the Funds on February 17, 2023.
6 Information provided as of December 31, 2022.
Within the same section, the following text replaces the third paragraph under the subheading “3. Description of Compensation” on page B-78:
A portfolio manager’s bonus is determined by a number of factors. With the exception of portfolio managers from the Investment Strategy Group, one factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given the fund’s investment objective, policies, strategies, and limitations, and the market environment during the measurement period. This performance factor is not based on the amount of assets held in any individual fund’s portfolio. For the Short-Term Investment-Grade Portfolio, the performance factor depends on how successfully the portfolio manager outperforms these expectations and maintains the risk parameters of the fund over a three-year period. For the Conservative Allocation and Moderate Allocation Portfolios, the performance factor depends on how successfully the portfolio manager from the Equity Index Group outperforms each Portfolio’s composite index and maintains the risk parameters of the Portfolio over a three-year period. For portfolio managers from the Investment Strategy Group, contributions to long-term investor outcomes are a factor in compensation for managing these Portfolios. For the Equity Index, Mid-Cap Index, Real Estate Index, Total Bond Market Index, and Total Stock Market Index Portfolios, the performance factor depends on how closely the portfolio manager tracks the Portfolio’s benchmark index over a one-year period. For the Equity Income and Small Company Growth Portfolios, the performance factor depends on how successfully the portfolio manager maintains the risk parameters of the fund and outperforms the relevant peer group that invests in the market sectors in which the fund is permitted to invest over a three-year period. For the Money Market Portfolio, the performance factor depends on how successfully the portfolio manager maintains the credit quality of the fund and, consequently, how the fund performs relative to the expectations described above over a one-year period. Except for portfolio managers from the Investment Strategy Group, additional factors include the portfolio manager’s contributions to the investment management functions within the sub-asset class. For all portfolio managers, factors include contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies certain of the objectives previously described. The bonus is paid on an annual basis.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064T 022023